Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Oct. 31, 2019	Feb. 22, 2019 CNY (¥) shares	Feb. 22, 2019 USD ($) $ / shares shares	Oct. 31, 2017 shares	Oct. 31, 2016 $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 shares	Oct. 29, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of Company's ordinary shares | $ / shares					$ 0.77
Common shares, par value | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001
Third Venture [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued													369,301
Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued													4,019,554
Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares														$ 0.0001
Stock options, repurchased during the period, average price | $ / shares			$ 5.63
Stock options, repurchased during the period, total consideration		¥ 148,308	$ 21,902
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							¥ 1,566	$ 225	¥ 3,520		¥ 7,039
Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							1,096	157	¥ 2,464		¥ 4,927
Restricted Shares [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥						¥ 18,700
Number of shares granted						3,650,253
Number of shares cancelled					87,441
Number of shares outstanding					3,932,113
Ordinary shares held, restriction percentage					70.00%
Share based payment award, vesting period	3 years
Restricted Shares [Member] | Founders [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					30.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered, exercise price | $ / shares												1.0
Employee Stock Option [Member] | Director[Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							¥ 148,308	$ 21,902
Employee Stock Option [Member] | Lei Fang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered											130,000
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized								100,000
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized				13,376,865
Share based payment award, stock options surrendered, exercise price | $ / shares								$ 1.00		1.00
Share based payment award, stock options granted							640,000	640,000	1,470,000		11,051,230
Share based payment award, stock options granted exercise price | $ / shares								$ 1.00		1.00		1.00
Stock options, repurchased during the period							3,435,215	3,435,215
Stock options, repurchased during the period, average price | $ / shares								$ 1.00
Employee stock option issued to the employee								640,000
2017 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥							¥ 0		¥ 0		¥ 0
Share based payment award, vesting period				3 years
Share based payment award, stock options granted							640,000	640,000	1,470,000		11,051,230
Share based payment award, stock options granted exercise price | $ / shares								$ 1		$ 1		$ 1
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $								$ 0
Share based payment award, maximum shares authorized		14,005,745	14,005,745					15,452,620
Share based payment award, stock options granted							13,991,528	13,991,528
Share based payment award, stock options granted exercise price | $ / shares								$ 1.00
Stock options, repurchased during the period							454,940	454,940
Stock options, repurchased during the period, average price | $ / shares								$ 1.00
2018 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥							¥ 365,329
2018 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		50.00%	50.00%
2018 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		50.00%	50.00%
2018 Plan [Member] | Dr. Zang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares			$ 1.0
2018 Plan [Member] | Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Vested And Exercisable Number		10,893,028	10,893,028
2018 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period		2 years	2 years
Amended 2017 Plan [Member] | Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, repurchased during the period		3,435,215	3,435,215
Share Options, Vested And Exercisable Number		3,435,215	3,435,215